SHARE CAPITAL (Details) - USD ($)		6 Months Ended			9 Months Ended		12 Months Ended
		Jun. 30, 2015		Jun. 30, 2014	Dec. 31, 2014		Dec. 31, 2014		Mar. 31, 2014	Mar. 31, 2013
Balance		$ (50,439)		$ (710,982)	$ (774,626)		$ (710,982)		$ 471,822	$ (183,721)
Stock Issued During Period, Value, New Issues				2,616,062	$ 2,616,062				96,320	1,486,980
Shares issued for services										117,192
Shares issued on conversion and settlement of debt (in shares)					33,333
Shares issued on the exercise of options				$ 228,875	$ 228,875
Shares issued as Acquisition Transaction consideration		0
Balance		$ 9,318,912			$ (50,439)		$ (50,439)		$ (774,626)	$ 471,822
Common Stock [Member]
Balance (in shares)		49,737,096		36,621,885	11,641,667		36,621,885		11,475,000	9,000,000	[1]
Balance		$ 4,837,844		$ 36,622	$ 1,658,585		$ 36,622		$ 1,569,594	$ 5	[1]
Stock Issued During Period, Shares, New Issues (in shares)				10,792,335	3,430,756				166,667	2,525,000
Stock Issued During Period, Value, New Issues				$ 10,792	$ 2,616,062				$ 96,320	$ 1,486,980
Financial Services Costs					$ (11,609)	[2]			$ (7,329)	$ (34,583)
Stock Repurchased and Retired During Period, Shares (in shares)	[3]									(250,000)
Stock Repurchased and Retired During Period, Value	[3]									$ 0
Shares issued for services (in shares)	[4]									200,000
Shares issued for services	[4]									$ 117,192
Shares issued on the exercise of options (in shares)				1,310,734	416,667	[5]
Shares issued on the exercise of options				$ 1,311	$ 335,060	[5]
Shares issued as Acquisition Transaction consideration (in shares)		6,000,063
Shares issued as Acquisition Transaction consideration		$ 6,000
Balance (in shares)		72,408,313			49,737,096		49,737,096		11,641,667	11,475,000
Balance		$ 72,408			$ 4,837,844		$ 4,837,844		$ 1,658,585	$ 1,569,594
Common Stock [Member] | Debt [Member]
Stock Issued During Period, Shares, New Issues (in shares)	[6],[7],[8]				321,748
Stock Issued During Period, Value, New Issues	[6],[7],[8]				$ 239,746
Common Stock [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	[9]									291,667
Stock Issued During Period, Value, New Issues	[9]									$ 170,815
Common Stock [Member] | Private Placement One [Member]
Stock Issued During Period, Shares, New Issues (in shares)	[10]									895,834
Stock Issued During Period, Value, New Issues	[10]									$ 519,420
Common Stock [Member] | Private Placement Two [Member]
Stock Issued During Period, Shares, New Issues (in shares)	[11]									437,500
Stock Issued During Period, Value, New Issues	[11]									$ 256,016
Common Stock [Member] | Private Placement Three [Member]
Stock Issued During Period, Shares, New Issues (in shares)	[12]									383,333
Stock Issued During Period, Value, New Issues	[12]									$ 232,546
Common Stock [Member] | Private Placement Four [Member]
Stock Issued During Period, Shares, New Issues (in shares)	[13]									516,666
Stock Issued During Period, Value, New Issues	[13]									$ 308,183
Common Stock [Member] | Private Placement Five [Member]
Stock Issued During Period, Shares, New Issues (in shares)	[14]								166,667
Stock Issued During Period, Value, New Issues	[14]								$ 96,320
Common Stock [Member] | Private Placement Six [Member]
Stock Issued During Period, Shares, New Issues (in shares)	[2]				3,430,756
Stock Issued During Period, Value, New Issues	[2]				$ 2,616,062
Exchangable Shares [Member]
Balance (in shares)		49,737,096		36,621,885			36,621,885
Balance		$ 49,737		$ 36,622			$ 36,622
Shares issued for services (in shares)		262,904	[15]				0
Shares issued for services		$ 263	[15]				$ 0
Shares issued under private placement (in shares)		0					10,792,335	[16]
Shares issued under private placement		$ 0					$ 10,792	[16]
Shares issued on conversion and settlement of debt (in shares)		0					1,012,142	[17],[18]
Shares issued on conversion and settlement of debt		$ 0					$ 1,012	[17],[18]
Shares issued on the exercise of options (in shares)		0					1,310,734	[19]
Shares issued on the exercise of options		$ 0					$ 1,311	[19]
Balance (in shares)		50,000,000			49,737,096		49,737,096
Balance		$ 50,000			$ 49,737		$ 49,737
Common Shares [Member]
Balance (in shares)		0		0			0
Balance		$ 0		$ 0			$ 0
Shares issued under private placement (in shares)		16,408,250	[15],[20]				0
Shares issued under private placement		$ 16,408	[15],[20]				$ 0
Shares issued as Acquisition Transaction consideration (in shares)		6,000,063	[21]				0
Shares issued as Acquisition Transaction consideration		$ 6,000	[21]				$ 0
Balance (in shares)		22,408,313			0		0
Balance		$ 22,408			$ 0		$ 0

[1]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[2]	In April, 2014, the Company completed a private placement issuing 3,182,978 common shares at a price of $0.82 ($0.90 CAD) per share for gross proceeds of $2,616,062 ($2,864,680 CAD). A former director of the Company assisted in securing a significant portion of this financing. As a result the Company issued 247,778 common shares as a finder’s fee to this director. The Company also incurred $11,609 in share issue costs related to the transaction.
[3]	In August, 2012, 125,000 common shares each issued to the two founders on March 24, 2011, for a total of 250,000 common shares were cancelled.
[4]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[5]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.
[6]	In June, 2014, the Company issued 182,860 common shares on conversion of the convertible secured promissory note (Note 5). The note plus accrued interest totaled $124,523 ($131,659 CAD) and was converted at a 20% discount to the $0.68 ($0.90 CAD) April 2014 private placement.
[7]	In May 2014, the Company issued 105,555 common shares to a director of the Company in exchange for the settlement of $87,638 ($95,000 CAD) of unsecured debt.
[8]	In May 2014, the Company issued 33,333 common shares to the Libermann Family Trust in exchange for the settlement of $27,585 ($30,000 CAD) of unsecured debt.
[9]	In May, 2012, the Company issued through a private placement, 291,667 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $170,815.
[10]	In June, 2012, the Company issued through a private placement, 895,834 common shares at a price of $0.58 (0.60 CAD) per share for aggregate gross proceeds of $519,420.
[11]	In September, 2012, the Company issued through a private placement, 437,500 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $256,016.
[12]	In December, 2012, the Company issued through a private placement, 383,333 common shares at a price of $0.61 (0.60 CAD) per share for aggregate gross proceeds of $232,546.
[13]	In March 2013, the Company issued through a private placement, 516,666 common shares at a price of $0.60 (0.60 CAD) per share for aggregate gross proceeds of $308,183. $58,846 of the proceeds were not received as at March 31, 2013 and accordingly are presented as subscriptions receivable on the balance sheet.
[14]	In June, 2013, the Company issued through a private placement, 166,667 common shares at a price of $0.58 ($0.60 CAD) per share for aggregate gross proceeds of $96,320.
[15]	On February 25, 2015, 262,904 common shares were issued to two former lenders connected with a $241,185 loan received and repaid during fiscal 2013. The common shares were valued at $210,323 based on the value of the concurrent private placement (Note 8(vi)), and recorded in stock-based compensation on the unaudited condensed consolidated interim statement of operations and comprehensive loss. As part of the consideration for the initial loan the CTO and COO had transferred 314,560 common shares to the lenders. For contributing the common shares to the lenders the Company intends to reimburse the CTO and COO 320,000 common shares; however, these shares have not yet been issued.
[16]	In April, 2014, the Company completed a private placement issuing 10,792,335 common shares at a price of $0.24 per share for gross proceeds of $2,590,160. A former director of the Company assisted in securing a significant portion of this financing. The Company incurred $11,609 in share issue costs related to the transaction.
[17]	In June, 2014, the Company issued 575,234 common shares on conversion of the convertible secured promissory note (Note 6). The note plus accrued interest totaled $124,523 and was converted at a 20% discount to the April 2014 private placement.
[18]	In May 2014, the Company issued 436,908 common shares in exchange for the settlement of $115,223 of unsecured debt.
[19]	In June 2014, the Company issued 1,310,734 common shares for the exercise of stock options. The Company received cash of $228,875.
[20]	On June 30, 2015, the Company issued 2,035,000 Units for gross proceeds of $1,628,000 to accredited investors in a sixth and final closing (the “Sixth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Sixth Closing of $211,656 and issued 203,500 broker warrants exercisable at $0.80 for a period of 4 years.
[21]	Immediately following the Merger and the First Closing, 6,000,063 common shares were held by existing Drywave stockholders, 7,735,750 were held by the investors in the Offering and Bionik Canada shareholders held an equivalent of 50,000,000 shares of our common shares through their ownership of 100% of the Exchangeable Shares which are held in 1 Special Preferred Share. The Special Preferred Share has the right to 50,000,000 common shares and to vote alongside the common shares of the Company as a single class.